Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Comprehensive Income (Loss) (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Condensed Statements of Comprehensive Income (Loss) [Line Items]
Intercompany revenue			$ 2,939,975
General and administrative	(9,953,175)	(474,664)	(1,421,470)
Other income (expense)	159,785	(67,815)	23,111
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	15,580,806	18,120,217	16,079,196
Net income	5,787,416	17,577,738	17,620,812
Foreign currency translation adjustment	(6,017,982)	(4,536,797)	(12,576,380)
Comprehensive (loss) income	(230,566)	13,040,941	5,044,432
Comprehensive loss attributable to non-controlling interests	1,595	65	6,231
Comprehensive income attributable to shareholders	$ (228,971)	$ 13,041,006	$ 5,050,663